Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventory amounted to $37.8 million and $57.5 million, respectively, for the years ended December 31, 2023 and 2022 and consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$30,357	$40,271
Work in process	3,033	4,618
Finished goods	4,453	12,651
Total inventories	$37,843	$57,540
Inventory amounted to $41.4 million and $37.8 million, respectively, as of June 30, 2024 and December 31, 2023 and consisted of the following (in thousands):

	June 30, 2024	December 31, 2023
Raw materials	$33,019	$30,357
Work in process	5,828	3,033
Finished goods	2,509	4,453
Total inventories	$41,356	$37,843